Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

August 20, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Delaware Investments Dividend and Income Fund, Inc. (the “Fund”) File No. 811-07460

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system is a preliminary proxy statement, notice of special meeting, and form of proxy to be furnished to shareholders of the Fund, all to be used in connection with a special meeting of shareholders of the Fund (the “Meeting”) scheduled to be held on November 17, 2010.  Definitive copies of these proxy solicitation materials are expected to be sent to shareholders on or about September 8, 2010.

At the Meeting, shareholders of the Fund will be asked approve an amendment to the conditions under which the Fund will conduct tender offers.

Please direct any questions and comments relating to this filing to the undersigned at (215) 564-8006, or in my absence, Michael D. Mabry, Esq. at (215) 564-8011.

Very truly yours,

/s/Katherine R. Mason
Katherine R. Mason, Esq.